AB Impact Municipal Income Shares

Portfolio of Investments

January 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.0%
Long-Term Municipal Bonds – 98.0%
Alabama – 0.8%
Alabama Community College System ACCS Enhancements Fee Revenue (Alabama Community College System ACCS Enhancements Fee Revenue) AG Series 2021 4.00%, 09/01/2051	$5,500	$4,870,683

Arizona – 3.7%
Arizona Industrial Development Authority (Arizona Industrial Development Authority) Series 2021-A 4.00%, 07/01/2051	5,195	4,312,160
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-A 4.00%, 07/01/2061	6,480	5,157,505
Series 2021-B 4.00%, 07/01/2051	1,250	1,037,574
4.00%, 07/01/2061	2,435	1,938,044
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2020 4.00%, 02/01/2050	2,000	1,734,538
Series 2021 4.00%, 02/01/2038	1,400	1,415,294
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2020 5.00%, 07/01/2040(a)	500	502,971
5.00%, 07/01/2050(a)	1,175	1,082,771
5.00%, 07/01/2054(a)	640	578,854
Series 2021 4.00%, 07/01/2051(a)	1,625	1,257,907
4.00%, 07/01/2061(a)	5,210	3,838,688

		22,856,306

California – 18.9%
California Community Choice Financing Authority (New York Life Insurance) Series 2024H 5.00%, 01/01/2056	10,000	10,969,026
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024D 5.00%, 02/01/2055	3,635	3,955,682
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2024 5.00%, 12/01/2039	1,000	1,087,590
Series 2025 5.00%, 12/01/2035	2,000	2,285,272

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (On Lok Senior Health Services Obligated Group) Series 2020 5.00%, 08/01/2050	$3,000	$3,016,799
5.00%, 08/01/2055	1,600	1,603,364
California Health Facilities Financing Authority (State of California Personal Income Tax Revenue) Series 2022 4.19%, 06/01/2037	3,390	3,254,283
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2024 3.25%, 08/01/2029	5,000	5,084,321
California Infrastructure & Economic Development Bank (California Science Center Foundation) Series 2021 4.00%, 05/01/2046	5,000	4,604,044
4.00%, 05/01/2051	5,000	4,484,960
4.00%, 05/01/2055	5,000	4,423,591
California Municipal Finance Authority (Community Health Centers of The Central Coast) Series 2021-A 5.00%, 12/01/2036(a)	710	739,854
5.00%, 12/01/2046(a)	7,985	7,684,370
5.00%, 12/01/2054(a)	1,990	1,847,883
Series 2025 5.125%, 12/01/2040	1,000	1,060,243
5.50%, 12/01/2045	1,045	1,080,666
5.75%, 12/01/2055	1,500	1,549,134
California Municipal Finance Authority (Healthright 360) Series 2019-A 5.00%, 11/01/2039(a)	1,775	1,773,765
5.00%, 11/01/2049(a)	6,075	5,506,676
California Municipal Finance Authority (La Maestra Family Clinic) Series 2021 4.00%, 09/01/2046	2,960	2,748,699
4.00%, 09/01/2051	2,745	2,509,708
California Municipal Finance Authority (Valley Health Team, Inc.) Series 2021 4.00%, 07/01/2046	2,090	1,944,331
4.00%, 07/01/2051	1,945	1,776,422
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037(a)	600	601,536
5.00%, 06/01/2054(a)	250	223,266
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 4.75%, 06/01/2036(b) (c) (d)	1,365	819,000
5.00%, 06/01/2051(b) (c) (d)	2,500	1,500,000

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(a)	$1,000	$1,000,901
5.00%, 06/01/2048(a)	1,085	977,297
5.00%, 06/01/2056(a)	1,000	867,543
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2048(a)	3,750	3,430,335
California School Finance Authority (Girls Athletic Leadership Schools Los Angeles) Series 2021 4.00%, 06/01/2041(a)	955	805,655
4.00%, 06/01/2051(a)	1,000	724,706
California School Finance Authority (Green Dot Public Schools Obligated Group) Series 2018 5.00%, 08/01/2038(a)	3,000	3,062,035
Series 2022 5.375%, 08/01/2042(a)	2,300	2,408,995
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.25%, 12/01/2056(a)	3,000	3,001,245
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-C 5.00%, 07/01/2047	2,000	2,074,825
Series 2024-D 5.00%, 07/01/2043	1,000	1,083,188
Series 2025-A 5.00%, 07/01/2050	2,500	2,593,214
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-B 5.00%, 07/01/2052	1,845	1,893,366
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2022-D 5.00%, 07/01/2047	1,185	1,232,601
Series 2025-B 5.00%, 07/01/2034	1,200	1,404,696
5.00%, 07/01/2035	1,250	1,473,152
Port of Los Angeles (Port of Los Angeles) Series 2024-2 5.00%, 08/01/2037	2,000	2,255,868
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.25%, 07/01/2053	2,000	2,090,523
Series 2024 5.00%, 07/01/2042	3,000	3,288,777

	Principal Amount (000)	U.S. $ Value

Southern California Public Power Authority (Southern California Public Power Authority) Series 2025 5.00%, 07/01/2053	$3,000	$3,103,735
BAM Series 2025 5.25%, 07/01/2050	1,000	1,063,525

		117,970,667

Colorado – 0.8%
Denver Health & Hospital Authority (Denver Health & Hospital Authority) Series 2019-A 4.00%, 12/01/2038	1,020	1,001,193
4.00%, 12/01/2039	1,000	966,431
4.00%, 12/01/2040	750	710,946
Series 2025-A 6.00%, 12/01/2055	2,000	2,140,219

		4,818,789

Connecticut – 0.7%
City of Bridgeport CT (City of Bridgeport CT) Series 2021-A 4.00%, 08/01/2037	775	794,659
4.00%, 08/01/2040	325	327,252
BAM Series 2018-C 5.00%, 07/15/2036	1,000	1,048,616
5.00%, 07/15/2038	620	646,058
BAM Series 2019-A 5.00%, 02/01/2035	1,500	1,596,979

		4,413,564

District of Columbia – 4.2%
District of Columbia (Gallaudet University) Series 2021 5.00%, 04/01/2046	1,715	1,729,022
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042	1,785	1,799,006
Series 2017-B 5.00%, 07/01/2037	2,425	2,477,175
5.00%, 07/01/2042	2,000	2,015,694
District of Columbia (KIPP DC Public Charter Schools) Series 2019 4.00%, 07/01/2039	4,275	4,176,680
District of Columbia (Plenary Infrastructure DC State Lease) Series 2022 5.00%, 08/31/2027	620	637,089
5.50%, 02/28/2034	1,000	1,150,094
5.50%, 02/28/2035	4,025	4,657,980
5.50%, 02/29/2036	1,625	1,885,613
5.50%, 08/31/2036	1,800	2,100,045
5.50%, 02/28/2037	3,100	3,596,002

		26,224,400

	Principal Amount (000)	U.S. $ Value

Florida – 1.1%
Alachua County Housing Finance Authority (Woodland Park II LLC) Series 2025-A 6.30%, 07/01/2055(a)	$1,000	$1,051,059
Florida Development Finance Corp. (United Cerebral Palsy of Central Florida) Series 2020 5.00%, 06/01/2040	825	792,566
5.00%, 06/01/2050	3,735	3,225,602
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(a)	2,000	1,971,434

		7,040,661

Georgia – 0.7%
Atlanta Development Authority (The) (PRG - CAU Properties LLC) Series 2025 6.00%, 07/01/2050(a)	3,000	3,108,405
6.00%, 07/01/2055(a)	1,500	1,545,486

		4,653,891

Illinois – 6.4%
Chicago Board of Education (Chicago Board of Education) Series 2012-A 5.00%, 12/01/2042	2,390	2,362,201
Series 2025-B 6.00%, 12/01/2037	2,450	2,701,968
6.00%, 12/01/2038	2,150	2,354,716
6.00%, 12/01/2039	2,000	2,176,049
Chicago Housing Authority (Chicago Housing Authority) Series 2018-A 5.00%, 01/01/2035	3,545	3,666,122
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2024-A 5.00%, 12/01/2049	10,000	10,293,990
Illinois Finance Authority (Board of Trustees of the University of Illinois/The) Series 2020 4.00%, 10/01/2040	615	590,945
4.00%, 10/01/2050	1,505	1,289,395
4.00%, 10/01/2055	7,190	6,038,946
Illinois Finance Authority (Lawndale Educational & Regional Network Charter School Obligated Group) Series 2021 4.00%, 11/01/2041	2,600	2,477,696
4.00%, 11/01/2051	3,680	3,101,178
4.00%, 11/01/2056	3,850	3,180,700

		40,233,906

	Principal Amount (000)	U.S. $ Value

Indiana – 0.5%
Muncie Sanitary District (Muncie Sanitary District) AG Series 2021-A 5.00%, 01/01/2029	$685	$731,869
5.00%, 07/01/2029	600	647,351
5.00%, 01/01/2030	1,000	1,089,385
5.00%, 07/01/2030	420	461,739

		2,930,344

Louisiana – 1.5%
Louisiana Public Facilities Authority (Loyola University New Orleans) Series 2023 5.25%, 10/01/2053	5,000	4,964,500
Tangipahoa Parish Hospital Service District No. 1 (Tangipahoa Parish Hospital Service District No. 1) Series 2021 4.00%, 02/01/2037	1,530	1,547,626
4.00%, 02/01/2041	1,500	1,454,407
4.00%, 02/01/2042	1,500	1,435,866

		9,402,399

Maryland – 5.7%
Maryland Economic Development Corp. (Bowie State University) Series 2020 4.00%, 07/01/2050	1,200	991,663
Maryland Economic Development Corp. (Maryland Econ Dev Corp-Morgan View & Thurgood Marshall Student Hsg) Series 2020 5.00%, 07/01/2050	2,500	2,434,363
Series 2022 5.00%, 07/01/2033	1,895	2,050,981
5.00%, 07/01/2034	1,840	1,981,723
5.75%, 07/01/2053	2,280	2,378,102
6.00%, 07/01/2058	1,250	1,318,619
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.25%, 06/30/2047	2,190	2,198,636
5.25%, 06/30/2052	9,160	9,128,616
5.25%, 06/30/2055	10,345	10,261,455
Maryland Health & Higher Educational Facilities Authority (Kennedy Krieger Institute Obligated Group) Series 2025 5.25%, 07/01/2045	650	676,206
5.25%, 07/01/2051	1,000	1,015,459
5.50%, 07/01/2056	1,000	1,032,041

		35,467,864

	Principal Amount (000)	U.S. $ Value

Massachusetts – 3.9%
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2024-B 5.25%, 07/01/2054	$2,000	$2,116,088
Series 2025-B 5.00%, 07/01/2045	1,000	1,080,691
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2015-D 5.00%, 07/01/2044	8,265	8,174,958
Series 2023 4.375%, 07/01/2052	5,500	4,905,829
5.25%, 07/01/2052	3,720	3,649,095
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2039	2,250	2,268,511
AG Series 2020-C 4.00%, 10/01/2045	1,090	994,788
Massachusetts Development Finance Agency (WGBH Educational Foundation) Series 2017-A 4.00%, 01/01/2032	825	836,166

		24,026,126

Michigan – 6.8%
Center Line Public Schools (Center Line Public Schools) Series 2018 5.00%, 05/01/2038	895	931,748
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2032	770	801,688
5.00%, 04/01/2034	1,255	1,303,620
5.00%, 04/01/2035	1,500	1,555,009
5.00%, 04/01/2036	1,200	1,240,872
5.00%, 04/01/2037	1,100	1,134,837
Series 2023-A 5.25%, 05/01/2028	300	315,021
5.25%, 05/01/2030	700	764,872
5.25%, 05/01/2031	600	666,962
5.25%, 05/01/2032	600	674,989
5.25%, 05/01/2033	800	909,465
6.00%, 05/01/2039	2,500	2,874,082
Detroit City School District (Detroit City School District) Series 2020-A 5.00%, 05/01/2037	1,150	1,234,002
5.00%, 05/01/2039	1,645	1,749,761
5.00%, 05/01/2040	1,000	1,059,091
Downriver Utility Wastewater Authority (Downriver Utility Wastewater Authority) AG Series 2018 5.00%, 04/01/2043	1,515	1,547,435

	Principal Amount (000)	U.S. $ Value

Flint Hospital Building Authority (Hurley Medical Center) Series 2013 4.75%, 07/01/2028	$80	$80,009
Series 2013-A 5.25%, 07/01/2039	2,500	2,500,264
Series 2020 4.00%, 07/01/2035	1,000	1,004,049
4.00%, 07/01/2038	1,700	1,659,335
4.00%, 07/01/2041	3,960	3,731,264
5.00%, 07/01/2031	2,405	2,536,071
Flint Public Library (Flint Public Library) AG Series 2020 3.00%, 05/01/2029	1,085	1,091,940
3.00%, 05/01/2030	1,175	1,182,206
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2020-B 5.00%, 07/01/2045	1,350	1,394,664
Series 2022-A 5.25%, 07/01/2039	1,925	2,145,957
5.25%, 07/01/2040	735	812,218
Michigan Finance Authority (Public Lighting Authority) BAM Series 2025 5.00%, 07/01/2031	1,700	1,913,355
5.00%, 07/01/2032	935	1,064,836
5.00%, 07/01/2033	1,250	1,435,996
5.00%, 07/01/2037	1,020	1,156,336

		42,471,954

Minnesota – 1.3%
City of Minneapolis MN (Hennepin Schools) Series 2021-A 4.00%, 07/01/2051	3,585	2,278,718
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Housing & Redevelopment Authority of The City of St. Paul Minnesota) Series 2026 6.01%, 02/01/2043(a)	2,500	2,510,161
8.00%, 02/01/2043(a)	400	399,510
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Metro Deaf School) Series 2018-A 5.00%, 06/15/2048(a)	1,000	872,259

	Principal Amount (000)	U.S. $ Value

Washington County Community Development Agency (Raymie Johnson Estates) Series 2025 6.08%, 07/01/2042	$2,000	$2,080,122

		8,140,770

Missouri – 0.0%
St. Louis Community College District (St. Louis Community College District) Series 2017 4.00%, 04/01/2035	200	201,571

New Hampshire – 0.7%
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041	1,996	2,084,274
Series 2025-1, Class A2 5.15%, 06/20/2041	1,996	2,101,520

		4,185,794

New Jersey – 4.3%
Essex County Improvement Authority (North Star Academy Charter School of Newark) Series 2020 4.00%, 07/15/2040(a)	3,200	3,050,730
4.00%, 07/15/2050(a)	3,260	2,721,097
New Jersey Economic Development Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2018-A 5.00%, 07/01/2050	2,000	1,850,525
New Jersey Economic Development Authority (North Star Academy Charter School of Newark) Series 2017 5.00%, 07/15/2047	1,175	1,158,005
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2017 5.00%, 06/01/2032	1,775	1,843,868
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease) Series 2018-C 5.00%, 06/15/2027	645	668,423
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2018-C 5.00%, 06/15/2042	1,000	1,022,646
Series 2020 5.00%, 11/01/2044	10,925	11,280,418
Series 2023 5.185%, 03/01/2030	1,500	1,549,347
5.198%, 03/01/2031	1,500	1,551,115

		26,696,174

	Principal Amount (000)	U.S. $ Value

New York – 14.7%
Buffalo Sewer Authority (Buffalo Sewer Authority) Series 2021 1.75%, 06/15/2049(e)	$3,380	$2,522,189
Build NYC Resource Corp. (Academic Leadership Charter School) Series 2021 4.00%, 06/15/2031	200	200,345
Build NYC Resource Corp. (Children’s Aid Society/The) Series 2019 4.00%, 07/01/2044	1,890	1,750,925
Build NYC Resource Corp. (Classical Charter School) Series 2023 4.75%, 06/15/2058	760	655,883
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2052(a)	4,625	4,626,317
Build NYC Resource Corp. (Global Community Charter School) Series 2022 4.00%, 06/15/2032	900	866,663
5.00%, 06/15/2042	2,800	2,589,731
5.00%, 06/15/2052	1,520	1,284,410
5.00%, 06/15/2057	1,300	1,076,475
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052	2,000	2,000,056
5.25%, 07/01/2057	1,625	1,612,713
5.25%, 07/01/2062	2,000	1,968,188
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2037(c)	500	500,706
5.00%, 06/01/2052(c)	3,260	2,889,813
Series 2017-A 5.00%, 06/01/2047(c)	1,725	1,585,765
Build NYC Resource Corp. (Zeta Charter Schools Obligated Group) Series 2025 5.375%, 10/15/2055(a)	2,000	1,956,445
5.375%, 10/15/2061(a)	3,000	2,906,112
City of New York NY (City of New York NY) Series 2025 5.392%, 10/01/2055	5,000	4,878,750
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2020-C 4.75%, 11/15/2045	6,015	6,037,228
5.25%, 11/15/2055	10,000	10,205,011
Series 2020-E 4.00%, 11/15/2045	3,000	2,717,625
5.00%, 11/15/2032	3,250	3,574,150
Series 2024-B 5.00%, 11/15/2043	2,000	2,121,938

	Principal Amount (000)	U.S. $ Value

Series 2025 5.00%, 11/15/2035	$1,395	$1,643,359
5.00%, 11/15/2042	3,800	4,105,018
5.00%, 11/15/2044	2,500	2,636,552
AG Series 2020-A 4.00%, 11/15/2043	1,480	1,426,285
BAM Series 2024-A 4.00%, 11/15/2048	4,500	4,075,984
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2040(a)	1,895	1,909,562
5.00%, 06/01/2059(a)	1,000	925,440
New York City Health & Hospitals Corp. (New York City Health & Hospital Lease) Series 2021-A 4.00%, 02/15/2045	1,110	1,062,646
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2025-B 5.00%, 06/15/2052	2,500	2,584,170
New York Power Authority (New York Power Authority SFP Transmission Project) AG Series 2023 5.00%, 11/15/2053	4,000	4,161,077
New York State Dormitory Authority (Montefiore Obligated Group) AG Series 2020 3.00%, 09/01/2050	2,000	1,444,666
New York State Dormitory Authority (Mount Sinai Hospital Obligated Group) Series 2025 5.25%, 07/01/2050	2,000	1,997,352
New York Transportation Development Corp. (Elevated Accessibility Enhancements Holding) Series 2023 6.971%, 06/30/2051	2,000	2,016,909
Onondaga Civic Development Corp. (Crouse Health Hospital Obligated Group) Series 2024 5.125%, 08/01/2044	1,250	1,181,937

		91,698,395

North Carolina – 0.7%
North Carolina Central University (North Carolina Central University) Series 2019 4.00%, 04/01/2049	2,270	1,988,102
5.00%, 04/01/2044	2,500	2,545,790

		4,533,892

	Principal Amount (000)	U.S. $ Value

Ohio – 3.9%
American Municipal Power, Inc. (American Municipal Power Solar Electricity Prepayment Revenue) Series 2019 5.00%, 02/15/2044	$2,150	$2,202,544
Cleveland-Cuyahoga County Port Authority (Cleveland Museum of Natural History/The) Series 2021 4.00%, 07/01/2051	1,370	1,165,587
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042	7,865	7,873,324
County of Darke OH (Wayne Hospital Obligated Group) Series 2019-A 5.00%, 09/01/2049	2,690	2,508,404
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.25%, 01/01/2041	2,000	2,093,508
5.25%, 01/01/2052	1,000	994,940
Ohio Housing Finance Agency (Havens Edge Apartments) Series 2025 5.70%, 08/01/2043(a)	6,000	6,264,686
Port of Greater Cincinnati Development Authority (Port of Greater Cincinnati Development Authority) Series 2025-A 6.50%, 01/01/2045(a)	1,000	1,042,749

		24,145,742

Oklahoma – 1.7%
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2033	2,100	2,166,001
5.50%, 08/15/2057	3,365	3,341,725
Series 2022-A 5.50%, 08/15/2041	5,000	5,176,058

		10,683,784

Pennsylvania – 6.3%
City of Philadelphia PA Water & Wastewater Revenue (City of Philadelphia PA Water & Wastewater Revenue) Series 2020-A 5.00%, 11/01/2045	1,000	1,039,193
Series 2022-C 5.50%, 06/01/2047	5,780	6,175,780
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2037	5,290	5,312,410
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	885	900,220
5.00%, 07/01/2034	2,130	2,160,096

	Principal Amount (000)	U.S. $ Value

AG Series 2022 4.00%, 07/01/2039	$2,475	$2,481,983
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2036	1,620	1,694,285
5.00%, 05/01/2037	1,390	1,450,210
5.00%, 05/01/2038	1,000	1,041,115
AG Series 2017 5.00%, 12/01/2035	200	205,357
Philadelphia Authority for Industrial Development (Russell Byers Charter School) Series 2020 5.00%, 05/01/2040	2,100	2,103,987
Philadelphia Energy Authority (The) (City of Philadelphia PA Lease) Series 2023 5.00%, 11/01/2036	1,500	1,704,382
5.00%, 11/01/2039	1,850	2,059,178
5.00%, 11/01/2041	1,265	1,381,457
5.00%, 11/01/2042	1,050	1,140,045
5.00%, 11/01/2043	750	805,911
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2019-A 5.00%, 09/01/2044	2,000	2,069,388
Redevelopment Authority of the City of Philadelphia (City of Philadelphia PA) Series 2024-B 5.00%, 09/01/2041	1,350	1,474,604
School District of the City of Erie (The) (School District of the City of Erie) AG Series 2019-A 5.00%, 04/01/2031	930	994,171
AG Series 2019-C 5.00%, 04/01/2028	1,850	1,937,205
5.00%, 04/01/2029	1,000	1,068,287

		39,199,264

Rhode Island – 0.2%
Rhode Island Health & Educational Building Corp. (City of Providence RI) BAM Series 2021-D 4.00%, 05/15/2040	1,375	1,383,609

Texas – 2.5%
Beaumont Housing Authority (Beaumont Housing Authority) Series 2025 6.50%, 07/01/2055(a)	2,000	1,976,641
Bexar County Hospital District (Bexar County Hospital District) Series 2018 4.00%, 02/15/2043	2,250	2,189,562

	Principal Amount (000)	U.S. $ Value

City of Brownsville TX (City of Brownsville TX) Series 2025 4.125%, 02/15/2044	$3,295	$3,213,079
City of El Paso TX Water & Sewer Revenue (City of El Paso TX Water & Sewer Revenue) Series 2025 5.00%, 03/01/2045	2,000	2,111,417
City of Mission TX (City of Mission TX) BAM Series 2021 5.00%, 02/15/2029	1,000	1,065,588
El Paso County Hospital District (El Paso County Hospital District) AG Series 2024 5.00%, 08/15/2042	3,400	3,659,672
BAM Series 2024 4.25%, 02/15/2054	600	557,517
5.00%, 02/15/2044	1,000	1,044,919

		15,818,395

West Virginia – 0.2%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2025 5.50%, 06/01/2050	1,000	1,061,710

Wisconsin – 5.8%
Wisconsin Health & Educational Facilities Authority (Hmong American Peace Academy) Series 2020 5.00%, 03/15/2050	3,520	3,441,480
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	4,505	4,158,543
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.125%, 07/01/2058(c)	1,000	1,006,350
Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 5.00%, 07/01/2055(a)	1,000	908,388
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.75%, 12/01/2054(a)	7,000	7,053,623
Wisconsin Public Finance Authority (NC A&T Real Estate Foundation) Series 2019 5.00%, 06/01/2034	955	989,139
5.00%, 06/01/2039	2,050	2,085,894
5.00%, 06/01/2044	6,315	6,267,113
Wisconsin Public Finance Authority (Scotland Health Care System Obligated Group) Series 2021-A 4.00%, 10/01/2047	8,255	7,139,970

	Principal Amount (000)	U.S. $ Value
Wisconsin Public Finance Authority (West 44th Avenue) Series 2025 5.00%, 01/01/2061	$3,250	$3,156,973

		36,207,473

Total Municipal Obligations (cost $629,616,903)		611,338,127

	Shares

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.54%(f) (g) (h) (cost $5,297,349)	5,297,349	5,297,349

Total Investments – 98.9% (cost $634,914,252)(i)		616,635,476
Other assets less liabilities – 1.1%		6,964,426

Net Assets – 100.0%		$623,599,902

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	38,500	10/15/2029	2.569%	CPI#	Maturity	$3,067	$—	$3,067
USD	37,500	10/15/2029	2.485%	CPI#	Maturity	155,857	—	155,857

						$158,924	$—	$158,924

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	12,330	12/03/2031	1 Day SOFR	4.057%	Annual	$302,489	$—	$302,489
USD	12,200	01/03/2033	1 Day SOFR	3.724%	Annual	43,372	—	43,372
USD	9,700	09/25/2035	3.587%	1 Day SOFR	Annual	212,308	—	212,308
USD	3,800	10/25/2035	3.521%	1 Day SOFR	Annual	104,021	—	104,021

						$662,190	$—	$662,190

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank NA	USD	1,000	04/23/2026	MMD 10 Year^	3.840%	Maturity	$106,774	$—	$106,774
JPMorgan Chase Bank NA	USD	1,000	06/04/2026	MMD 10 Year^	3.690%	Maturity	86,359	—	86,359
JPMorgan Chase Bank NA	USD	2,000	12/02/2026	MMD 5 Year^	2.680%	Maturity	16,248	—	16,248
Morgan Stanley Capital Services LLC	USD	1,000	05/29/2026	MMD 10 Year^	3.660%	Maturity	84,098	—	84,098
Morgan Stanley Capital Services LLC	USD	1,000	07/13/2026	MMD 5 Year^	2.930%	Maturity	25,942	—	25,942

							$319,421	$—	$319,421

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2026, the aggregate market value of these securities amounted to $92,875,900 or 14.9% of net assets.

(b)	Non-income producing security.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.32% of net assets as of January 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2037	10/01/2024	$505,312	$500,706	0.08%
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052	06/20/2019-09/21/2023	3,214,397	2,889,813	0.46%
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017-A 5.00%, 06/01/2047	12/07/2017-12/20/2023	1,715,655	1,585,765	0.25%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 4.75%, 06/01/2036	01/30/2024	1,336,301	819,000	0.13%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2051	10/25/2017-04/20/2023	2,346,615	1,500,000	0.24%
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.125%, 07/01/2058	07/10/2023	1,000,000	1,006,350	0.16%

(d)	Defaulted.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2026.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	Affiliated investments.
(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)

As of January 31, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,394,244 and gross unrealized depreciation of investments was $(25,532,485), resulting in net unrealized depreciation of $(17,138,241).

As of January 31, 2026, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.2% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

DOT – Department of Transportation

MMD – Municipal Market Data

SOFR – Secured Overnight Financing Rate

AB Impact Municipal Income Shares

January 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$611,338,127	$—	$611,338,127
Short-Term Investments	5,297,349	—	—	5,297,349

Total Investments in Securities	5,297,349	611,338,127	—	616,635,476
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	158,924	—	158,924
Centrally Cleared Interest Rate Swaps	—	662,190	—	662,190
Interest Rate Swaps	—	319,421	—	319,421

Total	$5,297,349	$612,478,662	$—	$617,776,011

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended January 31, 2026 is as follows:

Fund	Market Value 04/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$11,826	$110,484	$117,013	$5,297	$190